Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
BALANCE at Dec. 31, 2015	$ 3,761	$ 14,669	$ 58,642	$ 1,397	$ (6,908)	$ 71,561
Net income			5,521			5,521
Other comprehensive loss				(2,263)		(2,263)
Repurchase of shares					(833)	(833)
Sale of treasury shares		5			13	18
Cash dividends declared			(1,446)			(1,446)
BALANCE at Dec. 31, 2016	3,761	14,674	62,717	(866)	(7,728)	72,558
Net income			3,846			3,846
Other comprehensive loss				742		742
Sale of treasury shares		9			18	27
Cash dividends declared			(1,569)			(1,569)
Stock option expense		100				100
BALANCE at Dec. 31, 2017	3,761	14,783	64,994	(124)	(7,710)	75,704
Net income			8,220			8,220
Other comprehensive loss				(1,616)		(1,616)
Sale of treasury shares		12			27	39
Cash dividends declared			(1,568)			(1,568)
Stock option expense		165				165
Reclassification for accounting change			24	(24)
BALANCE at Dec. 31, 2018	$ 3,761	$ 14,960	$ 71,670	$ (1,764)	$ (7,683)	$ 80,944